CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Millions	Share Capital (Note 14)	Contributed Surplus	Accumulated Other Comprehensive Income (Loss)	Deficit	Total
Balance at beginning of period at Dec. 31, 2016	$ 4,666.2	$ 41.6	$ (224.5)	$ (336.8)	$ 4,146.5
Net income				45.6	45.6
Other comprehensive (loss) income			11.2		11.2
Total comprehensive income					56.8
Exercise of stock options	0.1				0.1
Share-based payments		1.6			1.6
Dividend reinvestment plan	9.3				9.3
Dividends declared				(39.4)	(39.4)
Balance at end of period at Mar. 31, 2017	4,675.6	43.2	(213.3)	(330.6)	4,174.9
Impact on adoption of IFRS 9 (Note 2)			(27.1)	27.1
Restated balance at January 1, 2018	5,107.8	14.2	(133.6)	(282.9)	4,705.5
Balance at beginning of period at Dec. 31, 2017	5,107.8	14.2	(106.5)	(310.0)	4,705.5
Net income				64.6	64.6
Other comprehensive (loss) income			(48.9)		(48.9)
Total comprehensive income					15.7
Share-based payments		1.5			1.5
Dividend reinvestment plan	7.7				7.7
Dividends declared				(43.3)	(43.3)
Balance at end of period at Mar. 31, 2018	$ 5,115.5	$ 15.7	$ (182.5)	$ (261.6)	$ 4,687.1